INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS
Schedule of intangible assets changes

	Year Ended December 31,
	2018	2017
	U.S. dollars in thousands
Cost:
Balance at beginning of year	5,285	6,195
Additions during the year	35	35
Deductions during the year	—	(945)
Balance at end of year	5,320	5,285